Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss)/income attributable to shareholders from discontinued operations		¥ (1,095)	¥ 1,339	¥ (15,907)
Denominator:
Weighted average ordinary shares used in computing basic loss per share	[1],[2]	1,172,103	540,836	367,293
Weighted average ordinary shares used in computing Diluted loss per share	[1],[2]	1,172,103	540,836	367,293
Basic net loss per share of continuing operations	[1]	¥ (58.15)	¥ (11.47)	¥ (750.81)
Diluted net loss per share of continuing operations	[1]	(58.15)	(11.47)	(750.81)
Basic net income/(loss) per share of discontinued operations	[1]	(0.93)	2.48	(43.31)
Diluted net income/(loss) per share of discontinued operations	[1]	¥ (0.93)	¥ 2.48	¥ (43.31)
Net loss attributable to Ucommune International Ltd.’s shareholders from continuing operations		¥ (68,156)	¥ (6,203)	¥ (275,767)

[1]	For the years ended December 31, 2022, 2023 and 2024, the Group has 125,251, nil and nil ordinary shares issuable upon the conversion of convertible bonds, nil, 43,366 and 552,086 ordinary shares issuable upon the exercise of share options as potentially dilutive ordinary shares and are excluded from the calculation, as their effects would be anti-dilutive.
[2]	Share and per share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.